Accounts receivable, net of credit expected losses - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current	$ 12,975	$ 10,795	$ 3,205	$ 3,205
Cumulative Effect, Period of Adoption, Adjustment [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current			$ 1,076